Expense Example - Defiance Drone and Modern Warfare ETF - Defiance Drone and Modern Warfare ETF Class	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	$ 1,233